Stock-Based Compensation	12 Months Ended
Jan. 02, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
STOCK-BASED COMPENSATION
The Company accounts for stock-based compensation in accordance with the fair value recognition provisions of ASC 718. The Company recognized compensation expense of $18.7 million, $25.1 million and $28.2 million and related income tax benefits of $6.1 million, $8.4 million and $9.3 million for grants under its stock-based compensation plans in the statements of operations for fiscal years 2015, 2014 and 2013, respectively.
Stock-based compensation expense recognized in the consolidated statements of operations for fiscal years 2015, 2014 and 2013 was based on awards ultimately expected to vest and, as such, was reduced for estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeitures were estimated based on historical experience.
As of January 2, 2016, the Company had approximately 4,780,457 stock incentive units (stock options, stock appreciation rights, restricted stock, restricted stock units and common stock) available for issuance. Each option or stock appreciation right granted counts as 1.0 stock incentive unit and all other awards granted, including restricted stock, count as 2.6 stock incentive units. Options granted under each plan have an exercise price equal to the fair market value of the underlying stock on the grant date, expire no later than ten years from the grant date and generally vest over three years. Restricted stock issued under these plans is subject to certain restrictions, including a prohibition against any sale, transfer or other disposition by the officer or employee during the vesting period (except for certain transfers for estate planning purposes for certain officers), and a requirement to forfeit all or a certain portion of the award upon certain terminations of employment or upon failure to achieve performance criteria in certain instances. These restrictions typically lapse over a three- to five-year period from the date of the award. The Company has elected to recognize expense for these stock-based incentive plans ratably over the vesting term on a straight-line basis. Certain option and restricted share awards provide for accelerated vesting under various scenarios, including retirement and upon a change in control of the Company. With regard to acceleration of vesting upon retirement, employees of eligible retirement age are vested in accordance with plan provisions and applicable stock option and restricted stock agreements. The Company issues shares to plan participants upon exercise or vesting of stock-based incentive awards from either authorized, but unissued, shares or treasury shares.
The Board of Directors awards an annual grant of performance share awards to certain plan participants. The number of performance-based shares that will be earned (and eligible to vest) during the performance period will depend on the Company’s level of success in achieving two specifically identified performance targets. Any portion of the performance shares that are not earned by the end of the three-year measurement period will be forfeited. The final determination of the number of shares to be issued in respect to an award is determined by the Compensation Committee of the Company’s Board of Directors.
The Company estimated the fair value of employee stock options on the date of grant using the Black-Scholes-Merton formula. The estimated weighted-average fair value for each option granted was $6.35, $6.20 and $5.24 per share for fiscal years 2015, 2014 and 2013, respectively, with the following weighted-average assumptions.

	Fiscal Year
	2015	2014	2013
Expected market price volatility (1)	28.8%	29.6%	33.2%
Risk-free interest rate (2)	1.3%	1.2%	0.6%
Dividend yield (3)	0.9%	0.9%	1.2%
Expected term (4)	4 years	4 years	4 years

(1)	Based on historical volatility of the Company’s common stock. The expected volatility is based on the daily percentage change in the price of the stock over the four years prior to the grant.

(2)	Represents the U.S. Treasury yield curve in effect for the expected term of the option at the time of grant.

(3)	Represents the Company’s estimated cash dividend yield for the expected term.

(4)
Represents the period of time that options granted are expected to be outstanding. As part of the determination of the expected term, the Company concluded that all employee groups exhibit similar exercise and post-vesting termination behavior.

A summary of the stock option transactions is as follows:

	Shares Under Option	Weighted-Average Exercise Price	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In millions)
Outstanding at December 29, 2012	5,500,982	$13.84	5.9	$34.4
Granted	1,489,813	21.76
Exercised	(851,874)	11.46
Cancelled	(107,680)	20.89
Outstanding at December 28, 2013	6,031,241	$16.00	6.2	$104.9
Granted	1,349,849	27.09
Exercised	(737,402)	13.15
Cancelled	(245,695)	24.16
Outstanding at January 3, 2015	6,397,993	$18.36	6.2	$68.3
Granted	1,366,137	28.22
Exercised	(1,003,896)	14.63
Cancelled	(387,840)	26.93
Outstanding at January 2, 2016	6,372,394	$20.54	6.1	$8.6
Estimated forfeitures	(9,708)
Vested or expected to vest at January 2, 2016	6,362,686	$20.53	6.1	$5.9
Nonvested at January 2, 2016 and expected to vest	(2,021,240)
Exercisable at January 2, 2016	4,341,446	$17.64	5.0	$8.6

The total pretax intrinsic value of options exercised during fiscal years 2015, 2014 and 2013 was $14.5 million, $10.3 million and $12.8 million, respectively. As of January 2, 2016, there was $4.6 million of unrecognized compensation expense related to stock option grants expected to be recognized over a weighted-average period of 1.2 years. As of January 3, 2015 and December 28, 2013, there was $4.6 million and $4.3 million, respectively, of unrecognized compensation expense related to stock option awards expected to be recognized over a weighted-average period of 1.2 years and 1.3 years, respectively.
The aggregate intrinsic value in the preceding table represents the total pretax intrinsic value, based on the Company’s closing stock price of $16.71 as of January 2, 2016, which would have been received by the option holders had all option holders exercised options, where the market price of the Company's stock was above the strike price ("in-the-money"), as of that date. The total number of in-the-money options exercisable as of January 2, 2016 was 1,811,921 and the weighted-average exercise price was $11.94. As of January 3, 2015, 4,341,758 outstanding options were exercisable and in-the-money and the weighted-average exercise price was $15.44.
A summary of the nonvested restricted shares and units is as follows:

	Restricted Awards	Weighted- Average Grant Date Fair Value	Performance Awards	Weighted- Average Grant Date Fair Value
Nonvested at December 29, 2012	1,398,462	$16.58	779,394	$18.93
Granted	744,287	22.18	789,814	21.52
Vested	(102,724)	15.35	(28,580)	13.62
Forfeited	(109,600)	19.96	(109,628)	20.99
Nonvested at December 28, 2013	1,930,425	$18.61	1,431,000	$20.31
Granted	689,345	27.09	609,335	27.03
Vested	(700,543)	16.49	(244,625)	18.85
Forfeited	(192,045)	22.39	(304,940)	20.27
Nonvested at January 3, 2015	1,727,182	$22.44	1,490,770	$23.30
Granted	677,113	27.26	732,124	28.62
Vested	(398,582)	18.99	(311,343)	20.47
Forfeited	(279,074)	25.90	(405,432)	24.76
Nonvested at January 2, 2016	1,726,639	$24.57	1,506,119	$26.08

As of January 2, 2016, there was $17.2 million of unrecognized compensation expense related to nonvested stock-based compensation arrangements granted under restricted stock award plans. That cost is expected to be recognized over a weighted-average period of 1.9 years. The total fair value of shares vested during the year ended January 2, 2016 was $11.1 million. As of January 3, 2015, there was $16.2 million of unrecognized compensation expense related to nonvested stock-based compensation arrangements granted under restricted stock award plans. That cost was expected to be recognized over a weighted-average period of 2.0 years. The total fair value of shares vested during the year ended January 3, 2015 was $19.5 million. As of December 28, 2013, there was $13.8 million of unrecognized compensation expense related to nonvested stock-based compensation arrangements granted under restricted stock award plans that was expected to be recognized over a weighted-average period of 1.9 years. The total fair value of shares vested during the year ended December 28, 2013 was $2.7 million.
As of January 2, 2016, there was $4.5 million of unrecognized compensation expense related to nonvested stock-based compensation arrangements granted under performance-based award plans. That cost is expected to be recognized over a weighted-average period of 2.0 years. The total fair value of shares vested during the year ended January 2, 2016 was $8.7 million. As of January 3, 2015, there was $6.0 million of unrecognized compensation expense related to nonvested stock-based compensation arrangements granted under performance-based restricted stock award plans. That cost was expected to be recognized over a weighted-average period of 1.3 years. The total fair value of shares vested during the year ended January 3, 2015 was $6.6 million. As of December 28, 2013, there was $8.0 million of unrecognized compensation expense related to nonvested share-based compensation arrangements granted under performance-based restricted stock award plans that was expected to be recognized over a weighted-average period of 1.2 years. The total fair value of shares vested during the year ended December 28, 2013 was $0.6 million.